Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities
Other Liabilities

($ in millions) At December 31:	2019	2018
Income tax reserves	$5,118	$4,195
Excess 401(k) Plus Plan	1,521	1,380
Disability benefits	478	507
Derivative liabilities	506	206
Workforce reductions	725	736
Deferred taxes*	5,230	3,696
Other taxes payable	42	40
Environmental accruals	254	244
Warranty accruals	45	76
Asset retirement obligations	94	111
Acquisition related	9	13
Divestiture related	65	173
Other	439	796
Total	$14,526	$12,174

* The increase in the balance at December 31, 2019 was primarily related to the acquisition of Red Hat.